GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Automobiles & Components — 0.6%
Aptiv PLC (Jersey)	60	$4,675
BorgWarner, Inc.	59	2,083

		6,758

Banks — 3.1%
Comerica, Inc.	5	191
Fifth Third Bancorp.	191	3,682
KeyCorp.	208	2,533
M&T Bank Corp.	31	3,223
People’s United Financial, Inc.	103	1,192
PNC Financial Services Group, Inc. (The)	93	9,785
Regions Financial Corp.	271	3,014
US Bancorp	298	10,972

		34,592

Capital Goods — 13.0%
3M Co.	42	6,552
Allegion PLC (Ireland)	24	2,453
AMETEK, Inc.	54	4,826
Carrier Global Corp.	163	3,622
Cummins, Inc.	45	7,797
Dover Corp.	42	4,056
Eaton Corp. PLC (Ireland)	97	8,486
Emerson Electric Co.	171	10,607
Flowserve Corp.	33	941
Fortive Corp.	16	1,083
Fortune Brands Home & Security, Inc.	40	2,557
General Dynamics Corp.	71	10,612
Honeywell International, Inc.	109	15,760
Howmet Aerospace, Inc.	107	1,696
Illinois Tool Works, Inc.	12	2,098
Johnson Controls International PLC (Ireland)	184	6,282
Lockheed Martin Corp.	42	15,327
Masco Corp.	83	4,167
Otis Worldwide Corp.	91	5,174
Pentair PLC (Ireland)	16	608
Quanta Services, Inc.	36	1,412
Raytheon Technologies Corp.	200	12,324
Snap-on, Inc.	14	1,939
Trane Technologies PLC (Ireland)	69	6,140
United Rentals, Inc.*	17	2,534
Westinghouse Air Brake Technologies Corp.	39	2,245

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.	7	$2,199

		143,497

Commercial & Professional Services — 1.4%
Cintas Corp.	15	3,995
Republic Services, Inc.	12	985
Robert Half International, Inc.	34	1,796
Waste Management, Inc.	84	8,897

		15,673

Consumer Durables & Apparel — 2.1%
Garmin Ltd. (Switzerland)	38	3,705
Hanesbrands, Inc.	102	1,152
Hasbro, Inc.	12	899
Leggett & Platt, Inc.	37	1,301
Mohawk Industries, Inc.*	21	2,137
Newell Brands, Inc.	120	1,906
PulteGroup, Inc.	4	136
PVH Corp.	22	1,057
Ralph Lauren Corp.	20	1,450
Tapestry, Inc.	71	943
VF Corp.	100	6,094
Whirlpool Corp.	18	2,332

		23,112

Consumer Services — 1.5%
Darden Restaurants, Inc.	29	2,197
McDonald’s Corp.	33	6,088
MGM Resorts International	126	2,117
Yum! Brands, Inc.	73	6,344

		16,746

Diversified Financials — 4.5%
Berkshire Hathaway, Inc., Class B*	72	12,853
BlackRock, Inc.	20	10,882
Cboe Global Markets, Inc.	19	1,772
Discover Financial Services	71	3,556
Franklin Resources, Inc.	148	3,104
Invesco Ltd. (Bermuda)	128	1,377
Nasdaq, Inc.	40	4,779
S&P Global, Inc.	6	1,977
Synchrony Financial	52	1,152
T Rowe Price Group, Inc.	68	8,398

		49,850

Energy — 5.2%
Apache Corp.	89	1,202
ConocoPhillips	272	11,429

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	255	$11,404
Halliburton Co.	227	2,946
HollyFrontier Corp.	50	1,460
Kinder Morgan, Inc.	555	8,419
National Oilwell Varco, Inc.	45	551
Phillips 66	107	7,693
Schlumberger Ltd. (Curacao)	341	6,271
TechnipFMC PLC (United Kingdom)	126	862
Williams Cos., Inc. (The)	288	5,478

		57,715

Food & Staples Retailing — 1.7%
Kroger Co. (The)	184	6,228
Sysco Corp.	125	6,832
Walgreens Boots Alliance, Inc.	143	6,062

		19,122

Food, Beverage & Tobacco — 5.5%
Archer-Daniels-Midland Co.	144	5,745
Campbell Soup Co.	82	4,070
Coca-Cola Co. (The)	126	5,630
Conagra Brands, Inc.	6	211
Constellation Brands, Inc., Class A	38	6,648
General Mills, Inc.	149	9,186
Hershey Co. (The)	51	6,610
J M Smucker Co. (The)	28	2,963
Kellogg Co.	84	5,549
Kraft Heinz Co. (The)	145	4,624
Lamb Weston Holdings, Inc.	35	2,237
McCormick & Co., Inc., non-voting shares	7	1,256
Molson Coors Beverage Co., Class B	52	1,787
Mondelez International, Inc., Class A	84	4,295

		60,811

Health Care Equipment & Services — 4.3%
AmerisourceBergen Corp.	13	1,310
Cardinal Health, Inc.	71	3,705
Cerner Corp.	7	480
CVS Health Corp.	155	10,070
DaVita, Inc.*	40	3,166
DENTSPLY SIRONA, Inc.	51	2,247
HCA Healthcare, Inc.	30	2,912
Henry Schein, Inc.*	37	2,160
Laboratory Corp. of America Holdings*	22	3,654

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Medtronic PLC (Ireland)	171	$15,681
Quest Diagnostics, Inc.	18	2,051

		47,436

Household & Personal Products — 4.3%
Church & Dwight Co., Inc.	28	2,164
Clorox Co. (The)	30	6,581
Colgate-Palmolive Co.	194	14,212
Kimberly-Clark Corp.	83	11,732
Procter & Gamble Co. (The)	102	12,196

		46,885

Insurance — 5.1%
Aflac, Inc.	178	6,413
Allstate Corp. (The)	24	2,328
American International Group, Inc.	121	3,773
Aon PLC, Class A (Ireland)	37	7,126
Assurant, Inc.	16	1,653
Chubb Ltd. (Switzerland)	17	2,153
Cincinnati Financial Corp.	39	2,497
Everest Re Group Ltd. (Bermuda)	9	1,856
Globe Life, Inc.	30	2,227
Hartford Financial Services Group, Inc. (The)	100	3,855
Loews Corp.	68	2,332
MetLife, Inc.	74	2,702
Principal Financial Group, Inc.	17	706
Prudential Financial, Inc.	52	3,167
Travelers Cos., Inc. (The)	62	7,071
W R Berkley Corp.	48	2,750
Willis Towers Watson PLC (Ireland)	17	3,348

		55,957

Materials — 4.7%
Amcor PLC (Jersey)	377	3,849
Avery Dennison Corp.	25	2,852
Celanese Corp.	33	2,849
Dow, Inc.	35	1,427
DuPont de Nemours, Inc.	174	9,245
Eastman Chemical Co.	38	2,646
FMC Corp.	4	399
International Paper Co.	111	3,908
Linde PLC (Ireland)	56	11,878
LyondellBasell Industries NV, Class A (Netherlands)	22	1,446
Packaging Corp. of America	27	2,695

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.	67	$7,106
Sealed Air Corp.	40	1,314

		51,614

Media & Entertainment — 2.2%
Charter Communications, Inc., Class A*	15	7,651
Comcast Corp., Class A	61	2,378
Discovery, Inc., Class A*	177	3,735
Fox Corp., Class A	149	3,996
Interpublic Group of Cos., Inc. (The)	110	1,888
News Corp., Class A	144	1,708
Omnicom Group, Inc.	63	3,440

		24,796

Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
AbbVie, Inc.	102	10,014
Alexion Pharmaceuticals, Inc.*	12	1,347
Biogen, Inc.*	39	10,434
Bristol-Myers Squibb Co.	304	17,875
Gilead Sciences, Inc.	62	4,770
Merck & Co., Inc.	167	12,914
Pfizer, Inc.	568	18,574

		75,928

Real Estate — 5.3%
Alexandria Real Estate Equities, Inc., REIT	32	5,192
Apartment Investment & Management Co., Class A, REIT	37	1,393
AvalonBay Communities, Inc., REIT	34	5,258
Boston Properties, Inc., REIT	38	3,434
CBRE Group, Inc., Class A*	95	4,296
Duke Realty Corp., REIT	52	1,840
Equity Residential, REIT	13	765
Essex Property Trust, Inc., REIT	16	3,667
Extra Space Storage, Inc., REIT	31	2,863
Federal Realty Investment Trust, REIT	19	1,619
Kimco Realty Corp., REIT	59	758
Mid-America Apartment Communities, Inc., REIT	33	3,784
Public Storage, REIT	42	8,059
Realty Income Corp., REIT	43	2,558
Simon Property Group, Inc., REIT	13	889
UDR, Inc., REIT	74	2,766
Ventas, Inc., REIT	90	3,296

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Vornado Realty Trust, REIT	46	$1,758
Weyerhaeuser Co., REIT	184	4,133

		58,328

Retailing — 8.9%
Advance Auto Parts, Inc.	11	1,567
AutoZone, Inc.*	6	6,769
Best Buy Co., Inc.	64	5,585
Booking Holdings, Inc.*	1	1,592
CarMax, Inc.*	20	1,791
Dollar General Corp.	62	11,812
Dollar Tree, Inc.*	58	5,375
eBay, Inc.	193	10,123
Genuine Parts Co.	42	3,652
Home Depot, Inc. (The)	67	16,784
Kohl’s Corp.	47	976
L Brands, Inc.	69	1,033
LKQ Corp.*	85	2,227
Lowe’s Cos., Inc.	133	17,971
O’Reilly Automotive, Inc.*	4	1,687
Ross Stores, Inc.	29	2,472
Tractor Supply Co.	28	3,690
Ulta Beauty, Inc.*	13	2,644

		97,750

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp.	52	3,111

Software & Services — 6.7%
Accenture PLC, Class A (Ireland)	24	5,153
Automatic Data Processing, Inc.	63	9,380
Citrix Systems, Inc.	30	4,437
Gartner, Inc.*	21	2,548
International Business Machines Corp.	137	16,546
Leidos Holdings, Inc.	40	3,747
NortonLifeLock, Inc.	158	3,133
Oracle Corp.	346	19,123
Paychex, Inc.	87	6,590
Western Union Co. (The)	125	2,703

		73,360

Technology Hardware & Equipment — 5.7%
Amphenol Corp., Class A	11	1,054
Apple, Inc.	36	13,133
CDW Corp.	6	697
Cisco Systems, Inc.	426	19,869

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
F5 Networks, Inc.*	7	$976
FLIR Systems, Inc.	31	1,258
Hewlett Packard Enterprise Co.	393	3,824
HP, Inc.	426	7,425
Juniper Networks, Inc.	91	2,080
Motorola Solutions, Inc.	1	140
NetApp, Inc.	59	2,618
Seagate Technology PLC (Ireland)	46	2,227
TE Connectivity Ltd. (Switzerland)	78	6,361
Xerox Holdings Corp.	67	1,024

		62,686

Telecommunication Services — 3.4%
AT&T, Inc.	683	20,647
Verizon Communications, Inc.	315	17,366

		38,013

Transportation — 2.3%
CSX Corp.	87	6,068
Expeditors International of Washington, Inc.	41	3,118
Norfolk Southern Corp.	62	10,885
Southwest Airlines Co.	140	4,785

		24,856

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.1%
Dominion Energy, Inc.	11	$893

TOTAL COMMON STOCKS (Cost $1,065,780)		1,089,489

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		13,090

NET ASSETS - 100.0%		$1,102,579

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

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